SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Number of Shares:
Unvested at January 1, 2016 | shares	692,320
Granted | shares
Vested | shares	(223,920)
Cancelled | shares	(9,000)
Unvested at June 30, 2016 | shares	459,400
Weighted average grant date fair value
Unvested at January 1, 2016 | $ / shares	$ 12.64
Granted | $ / shares
Vested | $ / shares	12.64
Cancelled | $ / shares	12.64
Unvested at June 30, 2016 | $ / shares	$ 12.64